Exhibit 99.1

Deloitte LLP
Hill House
1 Little New Street
London
EC4A 3TR

Phone: +44 (0)20 7936 3000
Fax: +44 (0)20 7583 0112
www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Hawksmoor Mortgage Funding 2019-1 plc

35 Great St. Helen’s

London

EC3A 6AP

United Kingdom

(the “Issuer”)

The Board of Directors of

Clearwater Seller Limited

35 Great St. Helen’s

London

EC3A 6AP

United Kingdom

(the “Seller”)

Credit Suisse Securities (Europe) Limited

1 Cabot Square

London

E14 4QJ

(the “Arranger” and a “Joint Lead Manager”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(“BAML”, and together with the Arranger, the “Joint Lead Managers”)

11 July 2019

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage backed floating rate notes by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This Report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

1.	Scope of our work and factual findings

These procedures were established with the Issuer and the Seller, and the sufficiency of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the Agreed upon Procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2019 Deloitte LLP. All rights reserved.

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed upon Procedures”).

The Seller provided us with a data file ‘Hunter BoE 15-04-19.xlsb’ (the “First Pool Run”) containing 28,777 loan identifiers in the Loan Pool as at 15 April 2019.

A random sample of 457 loans was selected from the First Pool Run using the following sampling approach (the “Sample”). The Seller then provided us with the data files ‘AuP Sample 99.1 (inc Acc Numbers).xlsx’ and ‘Hunter Tenure 15-05-19.xlsb’ as at 15 April 2019 which contained information on each loan in the Sample (together with the First Pool Run, the “Sample Pool”).

We have carried out the Agreed upon Procedures on the Sample during the period 17 to 21 June 2019.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error

The procedures we have undertaken, set out in paragraphs 2.1 to 2.21 under the Agreed upon Procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures were the following: the Application Form, the Offer Letter, the Credit Agreement, the Valuation Report, the Certificate of Title (“COT”), the Report on Title (“ROT”), the Land Registry print, the Mortgage Deed, the credit search, proof of income in the form of Payslips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts, the declaration of affordability, the tenancy agreement, the Sopra System and the Laserfiche System (together, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Agreed Upon Procedures relating to the underlying loan documentation

For each loan in the Sample Pool, using the information supplied on the Sample, we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1    Account Number

For each loan shown in the Sample Pool, we confirmed whether the account number agreed to that shown on the System. We found that the account number agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.2    Borrower’s Name(s)

2.2.1    For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the System substantially agreed with that shown on the Application Form. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) shown on the System agreed to the Application Form, except for 2 cases.

DT Ref	Description of exception
122	Application Form not available

125	Application Form not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.2.2    For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the System substantially agreed with that shown on the Offer Letter or the Credit Agreement. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) shown on the System agreed to the Offer Letter or the Credit Agreement, except for 5 cases.

DT Ref	Description of exception
122	Offer Letter/Credit Agreement not available

125	Offer Letter/Credit Agreement not available

245	Offer Letter/Credit Agreement not available

246	Offer Letter/Credit Agreement not available

271	Offer Letter/Credit Agreement not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.2.3     For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the System substantially agreed with that shown on the COT, ROT or the Land Registry print or the Mortgage Deed. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) shown on the System agreed to the COT, ROT or the Land Registry print or the Mortgage Deed, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.3	Property Address

For new build properties, we were informed by the Issuer that any differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors if the first part of the postcode agreed, as it can be expected that the property address can change as a mortgage progresses from application to completion.

2.3.1    For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the Offer Letter or the Credit Agreement. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the System agreed to the Offer Letter or the Credit Agreement, except for 6 cases.

DT Ref	Description of exception
32	Property address on the System does not agree to the Offer Letter/Credit Agreement

122	Offer Letter/Credit Agreement not available

125	Offer Letter/Credit Agreement not available

245	Offer Letter/Credit Agreement not available

246	Offer Letter/Credit Agreement not available

271	Offer Letter/Credit Agreement not available

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

2.3.2    For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the Valuation Report. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the System agreed to the Valuation Report, except for 4 cases.

DT Ref	Description of exception
32	Property address on the System does not agree to the Valuation Report

121	Valuation Report not available

122	Valuation Report not available

125	Valuation Report not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.3.3    For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the COT, ROT or the Land Registry print. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the System agreed to the COT, ROT or the Land Registry print, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.4	Property Tenure

For each loan in the Sample Pool, we confirmed whether the property tenure agreed with the COT, ROT or the Land Registry print or the Valuation Report. We found that the property tenure agreed to the COT, ROT or the Land Registry print or the Valuation Report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.5	Amount Advanced

For each loan in the Sample Pool, we confirmed whether the amount advanced agreed, to within +/- £100 with that shown on the Offer Letter or the Credit Agreement. We found that the amount advanced agreed to within +/- £100 to the Offer Letter or the Credit Agreement, except for 6 cases.

DT Ref	Description of exception
122	Offer Letter/Credit Agreement not available

125	Offer Letter/Credit Agreement not available

219	Sample Pool = 64,254; Offer Letter/Credit Agreement = 32,859

245	Offer Letter/Credit Agreement not available

246	Offer Letter/Credit Agreement not available

271	Offer Letter/Credit Agreement not available

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

2.6	Current Balance

For each loan in the Sample Pool, we confirmed whether the current balance as at 15 April 2019 agreed to within +/- £1 with the transaction history shown on the System. We found that the current balance as at 15 April 2019 agreed to within +/- £1 to the transaction history shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.7	Original Term

For each loan in the Sample Pool, we confirmed whether the original term agreed with that shown on the Offer Letter or the Credit Agreement. We found that the original term agreed to the Offer Letter or the Credit Agreement, except for 5 cases.

DT Ref	Description of exception
122	Offer Letter/Credit Agreement not available

125	Offer Letter/Credit Agreement not available

245	Offer Letter/Credit Agreement not available

246	Offer Letter/Credit Agreement not available

271	Offer Letter/Credit Agreement not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.8	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount agreed with that shown on the Valuation Report. For the purposes of this test, where the valuation amount per the Sample Pool agreed with the valuation amount after essential repairs have been completed, this was not deemed to be an error. We found that the valuation amount agreed to that shown on the Valuation Report, except for 5 cases.

DT Ref	Description of exception
2	Sample Pool = 35,000; Valuation Report = 37,000

69	Valuation Report incomplete

121	Valuation Report not available

122	Valuation Report not available

125	Valuation Report not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.9	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date agreed within +/- 30 days with that shown on the latest Valuation Report, or in the case of loans with a re-inspection or second Valuation Report on file, is equal to or no later than 6 months after the date on the original (first) Valuation Report. We found that the valuation date agreed to the above, except for 7 cases.

DT Ref	Description of exception
1	Sample Pool = 26/04/2000; Valuation Report = 21/02/2000

2	Sample Pool = 20/09/2000; Valuation Report = 17/08/2000

3	Sample Pool = 01/10/2002; Valuation Report = 06/06/2002

69	Valuation Report incomplete

121	Valuation Report not available

122	Valuation Report not available

125	Valuation Report not available

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

2.10	Valuation Type

For each loan in the Sample Pool, we confirmed whether the valuation type agreed with that shown on the latest Valuation Report. We found that the valuation type agreed to the latest Valuation Report, except for 27 cases.

DT Ref	Description of exception
1	Sample Pool = Blank; Valuation Report = Full

2	Sample Pool = Blank; Valuation Report = Full

3	Sample Pool = Blank; Valuation Report = Full

114	Sample Pool = Blank; Valuation Report = Full

118	Sample Pool = Blank; Valuation Report = Full

121	Valuation Report not available

122	Valuation Report not available

125	Valuation Report not available

131	Sample Pool = Blank; Valuation Report = Full

135	Sample Pool = Blank; Valuation Report = Full

141	Sample Pool = Blank; Valuation Report = Full

149	Sample Pool = Blank; Valuation Report = Full

179	Sample Pool = Blank; Valuation Report = Full

181	Sample Pool = Blank; Valuation Report = Full

204	Sample Pool = Blank; Valuation Report = Full

237	Sample Pool = Blank; Valuation Report = Full

254	Sample Pool = Blank; Valuation Report = Full

259	Sample Pool = Blank; Valuation Report = Full

273	Sample Pool = Blank; Valuation Report = Full

278	Sample Pool = Blank; Valuation Report = Full

299	Sample Pool = Blank; Valuation Report = Full

351	Sample Pool = Blank; Valuation Report = Full

452	Sample Pool = Blank; Valuation Report = Full

453	Sample Pool = Blank; Valuation Report = Full

454	Sample Pool = Blank; Valuation Report = Full

455	Sample Pool = Blank; Valuation Report = Full

456	Sample Pool = Blank; Valuation Report = Full

As a result of the procedures performed there is a 99% confidence that not more than 9% of the First Pool Run contains errors.

2.11	Credit Search

For each loan in the Sample Pool, we confirmed whether a credit search had been completed in the name(s) of the borrower(s). We found that a credit search had been completed in the name(s) of the borrower(s), except for 2 cases.

DT Ref	Description of exception
122	Credit Search not available

125	Credit Search not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.12	Income Confirmation

For each loan in the Sample Pool, we confirmed whether proof of income, where required in accordance with the originator’s underwriting sheet, in the form of Payslips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts was held on the loan file for all borrowers. In the case of loans showing as Self-Certified on the Application Form, we confirmed whether the self-certification section of the Application Form had been completed and the Application Form or the declaration of affordability had been signed. In the case of loans showing as Buy to Let, we confirmed whether a rental amount was shown on the Valuation Report or the tenancy agreement. We found availability of proof of income for all borrowers as described above, except for 7 cases.

DT Ref	Description of exception
69	Income confirmation for Borrower 2 not available

89	Income confirmation for Borrower 1 not available

114	Income confirmation for Borrower 1 not available

122	Income confirmation not available

129	Income confirmation for Borrower 1 not available

273	Income confirmation not available

299	Income confirmation not available

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

2.13	Document signatories

2.13.1    For each loan shown in the Sample Pool, we confirmed whether the Application Form had been signed in the space designated for the borrower(s). We confirmed that the Application Form had been signed, except for 3 cases.

DT Ref	Description of exception
122	Application Form not available

125	Application Form not available

145	Application Form signature page not available

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.13.2    For each loan shown in the Sample Pool, we confirmed whether the COT had been signed in the space designated for the solicitor, or that a Land Registry print was on file. We confirmed that the COT had been signed or that a Land Registry print was on file, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.13.3    For each loan shown in the Sample Pool, we confirmed whether the Valuation Report had been signed in the space designated for the surveyor. We confirmed that the Valuation Report had been signed, except for 5 cases.

DT Ref	Description of exception
69	Valuation Report incomplete

121	Valuation Report not available

122	Valuation Report not available

125	Valuation Report not available

394	Valuation Report not signed

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.14	Origination Date

For each loan in the Sample Pool, we confirmed whether the origination date agreed to within +/- 1 day with that shown on the System. We found that the origination date agreed to within +/- 1 day to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.15	Current Interest Rate

For each loan in the Sample Pool, we confirmed whether the current interest rate agreed to two decimal places with that shown on the System. We found that the current interest rate agreed to two decimal places to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.16	Current Interest Rate Type

For each loan shown in the Sample Pool, we confirmed whether the current interest rate type agreed to that shown on the System. We found that the current interest rate type agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.17	Stabilised margin

For each loan shown in the Sample Pool, we confirmed whether the stabilised margin agreed to that shown on the System or on the Offer Letter. We found that the stabilised margin agreed to that shown on the System on the Offer Letter, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.18	Repayment method

For each loan shown in the Sample Pool, we confirmed whether the repayment method agreed to that shown on the System. We found that the repayment method agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.19	Arrears balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance as at 15 April 2019 agreed to that shown on the System. We found that the arrears balance as at 15 April 2019 agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.20	Months in arrears

For each loan shown in the Sample Pool, we confirmed whether the months in arrears defined as the arrears balance as at 15 April 2019 divided by the monthly payment amount agreed to that shown on the System. We found that the months in arrears defined as the arrears balance as at 15 April 2019 divided by the monthly payment amount agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.21	Litigation flag

For each loan shown in the Sample Pool, we confirmed whether the litigation flag agreed to that shown on the System. We found that the litigation flag agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

3.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 11 July 2019, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

Deloitte LLP